Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Income Taxes

Our tax provision includes federal, state and foreign income taxes payable. The domestic and foreign components of income before taxes were as follows:

	Year Ended December 31,
($ in millions)	2016	2015	2014
U.S. income before tax	$270	$275	$267
Foreign income before tax	23	17	13

Income before taxes	$293	$292	$280

Schedule of Components of Provision for Income Taxes

The components of our provision for income taxes were as follows:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Current:
Federal	$87	$85	$64
State	8	7	6
Foreign	7	6	6

Total current	102	98	76

Deferred:
Federal	21	18	34
State	2	2	3

Total deferred	23	20	37

Total provision for income taxes	$125	$118	$113

Schedule of Effective Income Tax Rate Reconciliation

Reconciliations of our tax provision at the U.S. statutory rate to the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Statutory U.S. federal income tax provision	$102	$102	$98
State income taxes, net of U.S. federal tax benefit	10	9	9
Foreign income tax expense	7	6	6
U.S. benefit of foreign taxes	(7)	(6)	(6)
Non-deductible transactions costs	5	—	—
Interest on installment sales, net of U.S. federal tax benefit	7	7	6
Other	1	—	—

Provision for income taxes	$125	$118	$113

Schedule of Compositions of Net Deferred Tax Balances

The compositions of net deferred tax balances were as follows:

	December 31,
($ in millions)	2016	2015
Deferred income taxes assets (1)	$—	$1
Deferred income tax liabilities	(389)	(287)

Net deferred taxes	$(389)	$(286)

(1)	Included within Other assets in our consolidated balance sheets.

Schedule of Tax Effects of Temporary Differences and Carryforwards of Our Net Deferred Tax Liability

The tax effects of the temporary differences and carryforwards that give rise to our net deferred tax liability were as follows:

	December 31,
($ in millions)	2016	2015
Deferred tax assets:
Compensation	$11	$7
Other reserves	52	45

Deferred tax assets	63	52

Deferred tax liabilities:
Property and equipment	(87)	(2)
Amortizable intangible assets	(17)	(18)
Deferred income	(347)	(318)
Other liabilities	(1)	—

Deferred tax liabilities	(452)	(338)

Net deferred taxes	$(389)	$(286)